General Information and Summary	12 Months Ended
Dec. 31, 2012
General Information and Summary [Abstract]
General Information and Summary
(1)	General Information and Summary

RJO Global Trust (the "Trust"), a Delaware statutory trust organized on November 12, 1996, was formed to engage in the speculative trading of futures contracts on currencies, interest rates, energy and agricultural products, metals, commodity indices and stock indices, spot and forward contracts on currencies and precious metals, and exchanges for physicals pursuant to the trading instructions of independent trading advisors. Since December 1, 2006, R.J. O'Brien Fund Management, LLC ("RJOFM" or the "Managing Owner") has been the Managing Owner of the Trust. R.J. O'Brien & Associates, LLC ("RJO"), an affiliate of RJOFM, is the clearing broker and the broker for forward contracts for the Trust. R.J. O'Brien Securities, LLC ("Selling Agent") is the lead selling agent of the units of beneficial interest of the Trust (the "units").

The Trust is a multi-advisor commodity pool where trading decisions for the Trust are delegated to five independent commodity trading advisors (each an "Advisor" and collectively the "Advisors") as of December 31, 2012, pursuant to advisory agreements executed between the Trust and each Advisor (each an "Advisory Agreement" and collectively the "Advisory Agreements").

Units of beneficial ownership of the Trust commenced selling on April 3, 1997.  Effective July 1, 2011, the Managing Owner determined to discontinue the public offering of the units and begin offering the units on a private placement basis only.  The Trust filed a Post-Effective Amendment to its Registration Statement on Form S-1 with the Securities and Exchange Commission (the "SEC") on July 5, 2011 to deregister the remaining units that were unsold under the public offering.  The Post-Effective Amendment was declared effective by the SEC on July 8, 2011.

The Trust currently offers two classes of units on a private basis: Class A units and Class B units.  Class A units are subject to a selling commission.  Class B units are not charged a selling commission, and will only be offered to certain qualified investors participating in a program through certain financial advisors.  Both Class A and Class B units are traded pursuant to identical trading programs and differ only in respect to selling commissions.  See Note (8) for further detail regarding commissions.

The Trust will be terminated on December 31, 2026, unless terminated earlier upon the occurrence of one of the following: (1) beneficial owners holding more than 50% of the outstanding units notify the Managing Owner to dissolve the Trust as of a specific date; (2) 120 days after the filing of a bankruptcy petition by or against the Managing Owner, unless the bankruptcy court approves the sale and assignment of the interests of the Managing Owner to a purchaser/assignor that assumes the duties of the Managing Owner; (3) 120 days after the notice of the retirement, resignation, or withdrawal of the Managing Owner, unless beneficial owners holding more than 50% of the outstanding units appoint a successor; (4) 90 days after the insolvency of the Managing Owner or any other event that would cause the Managing Owner to cease being managing owner of the Trust, unless beneficial owners holding more than 50% of the outstanding units appoint a successor; (5) dissolution of the Managing Owner; (6) insolvency or bankruptcy of the Trust; (7) a decrease in the net asset value to less than $2,500,000; (8) a decline in the net asset value per unit to $50 or less; (9) dissolution of the Trust; or (10) any event that would make it unlawful for the existence of the Trust to be continued or require dissolution of the Trust.

Prior to December 1, 2006, the managing owner of the Trust was Refco Commodity Management, Inc. ("RCMI"). An affiliate of RCMI, Refco Capital Markets, Ltd. ("RCM") had held certain assets of the Trust, acting as the Trust's broker of forward contracts during 2005. During that year, RCM experienced financial difficulties resulting in RCM's inability to liquidate the assets. RCM filed for bankruptcy protection in October, 2005. As a result, the Trust held a bankruptcy claim against RCM.

Effective January 1, 2007, JWH Special Circumstance LLC (the "LLC"), a Delaware limited liability company, was established to pursue the claims against RCM. Any assets or liabilities held by the LLC are designated as "Non-Trading." Any revenue earned or expenses incurred by the LLC are also designated as "Non-Trading." The Trust is the sole member of the LLC and holds that membership for the benefit of the unitholders who were investors in the Trust at the time of the bankruptcy of RCM. U.S. Bank National Association ("US Bank") is the manager of the LLC. US Bank may make distributions to the unitholders, as defined above, upon collection, sale, settlement or other disposition of the bankruptcy claim and after payment of all fees and expenses pro rata to the unitholders, as follows:

(a)	Any unitholder who had redeemed their entire interest in the Trust prior to distribution shall receive cash.

(b)	Any unitholder who had continued to own units in the Trust shall receive additional units in the Trust at the then net asset value of the Trust.

The unitholders have no right to request redemptions from the LLC.

The LLC agreed to compensate US Bank, as manager, the following: (1) an initial acceptance fee of $120,000; (2) an annual fee of $25,000; (3) a distribution fee of $25,000 per distribution; (4) out-of-pocket expenses; and (5) an hourly fee for all personnel at the then expected hourly rate ($350 per hour at the time the agreement was executed).

See Note (6) for further detail regarding collection and distribution activity related to the assets held at RCM.